UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                        1705 TOWANDA AVE., P.O. BOX 2020
                        --------------------------------
                             BLOOMINGTON, IL 61702
                             ---------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                               1701 TOWANDA AVE.
                               -----------------
                             BLOOMINGTON, IL 61702
                             ---------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Semi-Annual Report
                                 JUNE 30, 2006

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                       July 2006

Dear Shareholders:

  When consumers go out to a local retailer to make a large purchase, they are generally concerned with two criteria: quality and price. This process usually involves the customer deciding if it is worth it to pay more for the higher quality product. We often have the same experience when we are picking stocks and bonds for purchase. Our preference is to own companies that are industry leaders producing consistent earnings growth, but we typically have to pay a premium multiple to own these companies. Fortunately, the recent strong performance of lower quality stocks has caused the relative valuations of large capitalization, quality stocks that we like to own to become more attractive.

  Looking at the returns of the Russell 2000 index versus the S&P 500 Index illustrates the recent out performance of lower quality stocks. The Russell 2000 is an index of U.S. domestic, small capitalization stocks while the S&P 500 is an index of U.S. domestic, large capitalization stocks. Investors consider small capitalization stocks riskier because the operating performance of these companies is generally more volatile. Over the last seven years, the Russell 2000 index has produced a total return (not annualized) of 73.90% while the S&P 500 only gained 3.31%. Additionally, Standard & Poor's assigns a "quality ranking" from A+ (highest) to D (lowest) to stocks based on long-term growth and stability of a company's earnings and dividends. Their results also show that the B-rated to D-rated stocks have significantly outperformed the higher quality stocks. Finally, the experience has been similar in the bond market as lower rated high-yield and emerging market bonds have outperformed high quality bonds since October 2002. This performance has pushed valuations on lower quality securities to high levels which historically have led to disappointing returns.

  Over the past year, the stock and bond markets remained focused on the Federal Reserve's continued rate hiking campaign. Although the Fed should be done raising rates by the end of the year, the markets are concerned about rising inflation and the possibility of slower economic growth. The stock market produced solid returns over the last twelve months while the bond market actually lost ground as bond yields continued to increase. However, the second quarter of 2006 was the first sign that higher quality securities might be coming back into favor with strong relative performance.

  We have always prided ourselves on owning high quality securities to protect our shareholders. We feel this is the best strategy to accumulate long-term wealth. Although the overall market still does not look "cheap", we will be looking to pick up more high quality companies as they go "on sale". Hopefully, the markets will recognize the value of these quality securities.

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance data current to the most recent month end maybe be obtained by calling 800-422-8261.

                             COUNTRY VP GROWTH FUND
                           INCEPTION DATE 11/17/2003

  The annualized returns for the Fund(s) for the period ended June 30, 2006 were as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           6.67%                      8.19%

  These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 8.63%. The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.' s Large-Cap Core (Variable Underlying Funds)group) returned 7.82% during this same time period.

  Large-cap, blue-chip stocks have generally been market laggards since peak prices were seen some six years ago. While P/E ratios have retreated from the excessive levels reported at the peak, valuations remain near average levels compared to the longer term. Given uncertainties in the outlook for interest rates, the economy, energy prices, and foreign relations we do not see compelling values in large cap stocks - although opportunities are beginning to arise more frequently. We continue to see no reason to change the defensive posture we have taken in the VP Growth Fund. In our view, downside risks from negative macroeconomic factors still outweigh the potential for meaningful long-term advances in the market.

  Our focus remains on the control of overall portfolio risk while we search for attractive opportunities in individual securities.

                            COUNTRY VP BALANCED FUND
                            INCEPTION DATE 11/17/03

  The annualized total returns for the Fund for the period ended June 30, 2006, were as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           4.40%                      6.20%

  These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, the return would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  The COUNTRY VP Balanced Fund returned 4.40% during the last twelve months.
The bright spot during the period was the equity portion of the portfolio. Due to our position in energy and industrial stocks, we were able to produce relatively strong returns in what turned out to be a challenging U.S. market. While the broad market did advance by 8.63% (as measured by the S&P 500) during the period, small caps and international issues far outpaced the returns of large cap U.S. companies. The Russell 2000 Index small cap index rose by 14.68% and the MSCI EAFE international index rose 27.18%.

  Bonds were the real culprit negatively impacting the Fund during the period. Due to continued pressure from the Fed's tightening interest rate policy, the long end of the yield curve finally started to move higher. The result was lower bond prices. The Merrill Lynch Domestic Master Bond Index dropped by .88% during the twelve month period. Although we have now had 17 consecutive rate increases of .25%, notes from the most recent Federal Reserve meeting indicate that we may be nearing the end of these increases. Stabilizing rates as well as a potential slowdown in the U.S. economy could result in better bond price action for the rest of the year.

  The asset allocation as of June 30, 2006, was 57.49% stocks, 33.24% bonds, and 9.27% cash equivalents.

                        COUNTRY VP SHORT-TERM BOND FUND
                           INCEPTION DATE 11/17/2003

  The annualized total returns for the Fund for the period ended June 30, 2006 were as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           2.07%                      1.78%

  These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  The Federal Reserve ushered in a new era in the first half of 2006 with the retirement of Chairman Greenspan and the subsequent nomination of the new Chairman Ben Bernanke. Things however, have stayed very much the same as the Fed remains fairly transparent and diligent with their fight against inflation. During the first half of the year, the Federal Reserve lifted the Fed Funds target rate four times to end June 30th at 5.25%. In its last statement, policy makers indicated that the moderation in growth would help control inflation and that the timing and necessity for any future tightening would be data dependent. We believe the yield curve will remain flat until the Fed is clearly done raising rates.

  The COUNTRY VP Short-Term Bond Fund finished the last twelve months ending June 30th with a total return of 2.07% versus 1.83% for the Lipper Short-term Investment Grade Bond average and 2.03% for the Merrill Lynch 1-3 year Domestic Bond index. Fund performance was helped by our exposure to mortgage-backed and asset-backed securities. However, this was partially offset by our lack of exposure to the high yield universe.

  Rates on the short-end of the curve have become more attractive as short-rates have followed the Fed Funds rate higher. Therefore, we will look to lengthen duration slightly with new purchases.

                              COUNTRY VP BOND FUND
                           Inception Date 11/17/2003

  The annualized returns for the Fund(s) for the period ended June 30, 2006, were as follows:
                           1-Year                Since Inception
                           ------                ---------------
                           -0.92%                     1.84%

  These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  Inflation, an old nemesis for the bond market, has reappeared in 2006.
Global growth has accelerated in the past twelve months and has even spread to the low growth economies of Europe and Japan. This acceleration, aided by the largest boom in raw material and energy prices since the 1970's, has revived inflation worries. The Federal Reserve is attempting to be vigilant in fighting a higher inflation trend. The monetary tightening phase that the Fed is in makes the markets vulnerable. The Fed will have to see clear evidence of weak growth before it can pause.

  We feel the rise in interest rates makes bonds an attractive investment. We have extended the duration of the portfolio and increased our exposure to the Treasury sector. We are structuring the fund for a possible decline in interest rates in 2007.

  The Country VP Bond Fund finished the twelve months ending June 30th with a negative .92% return versus negative .89% for the Lipper Intermediate Investment Grade Index and negative .88% return for the Merrill Lynch U.S. Domestic Master Bond Index. Fund performance benefited from our exposure to mortgage-backed and callable agency securities.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance. The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities. Investors cannot invest directly in a market index or average.

  The MSCI EAFE Index is a capitalization weighted index that monitors the performance of stocks from Europe, Australia, and the Far East.

  The Lipper (VIP) Large-Cap Value Average is calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

  The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

  The Lipper Short-term Investment Grade Bond consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

  The Merrill Lynch U.S. Domestic Master Bond Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The Index is a capitalization weighted aggregations of outstanding U.S. treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

  The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

  Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

  Mutual fund investing involves risk; principal loss is possible.

  Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

  For use only when accompanied or preceded by a prospectus. COUNTRY Capital Management Company, Distributor

EXPENSE EXAMPLE June 30, 2006 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 1/1/06 - 6/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.
Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP GROWTH FUND

                                                              EXPENSES PAID
                     BEGINNING ACCOUNT   ENDING ACCOUNT       DURING PERIOD
                        VALUE 1/1/06      VALUE 6/30/06   1/1/06 - 6/30/06*<F3>
                     -----------------   --------------   ---------------------
Actual(1)<F1>            $1,000.00          $1,020.90             $4.51
Hypothetical(2)<F2>      $1,000.00          $1,020.33             $4.51

(1)<F1> Ending account values and expenses paid during period based on a 2.09% return. The return is considered after expenses are deducted from the fund.
(2)<F2> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F3> Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP BALANCED FUND

                                                              EXPENSES PAID
                     BEGINNING ACCOUNT   ENDING ACCOUNT       DURING PERIOD
                        VALUE 1/1/06      VALUE 6/30/06   1/1/06 - 6/30/06*<F6>
                     -----------------   --------------   ---------------------
Actual(1)<F4>            $1,000.00          $1,016.30             $4.50
Hypothetical(2)<F5>      $1,000.00          $1,020.33             $4.51

(1)<F4> Ending account values and expenses paid during period based on a 1.63% return. The return is considered after expenses are deducted from the fund.
(2)<F5> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F6> Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP SHORT-TERM FUND

                                                              EXPENSES PAID
                     BEGINNING ACCOUNT   ENDING ACCOUNT       DURING PERIOD
                        VALUE 1/1/06      VALUE 6/30/06   1/1/06 - 6/30/06*<F9>
                     -----------------   --------------   ---------------------
Actual(1)<F7>            $1,000.00          $1,011.90             $3.49
Hypothetical(2)<F8>      $1,000.00          $1,021.32             $3.51

(1)<F7> Ending account values and expenses paid during period based on a 1.19% return. The return is considered after expenses are deducted from the fund.
(2)<F8> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F9> Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP BOND FUND

                                                              EXPENSES PAID
                     BEGINNING ACCOUNT   ENDING ACCOUNT       DURING PERIOD
                        VALUE 1/1/06     VALUE 6/30/06   1/1/06 - 6/30/06*<F12>
                     -----------------   --------------  ----------------------
Actual(1)<F10>           $1,000.00         $  992.30              $3.46
Hypothetical(2)<F11>     $1,000.00         $1,021.32              $3.51

(1)<F10> Ending account values and expenses paid during period based on a (0.77)% return. The return is considered after expenses are deducted from the fund.
(2)<F11> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
  *<F12> Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALLOCATION OF PORTFOLIO ASSETS June 30, 2006 (unaudited)

             COUNTRY VP GROWTH FUND*<F13>

Consumer Discretionary                            7.03%
Consumer Staples                                 13.39%
Energy                                           12.26%
Financials                                       12.00%
Health Care                                      10.17%
Industrials                                      10.91%
Information Technology                           11.90%
Materials                                         3.00%
Telecommunication Services                        2.30%
Utilities                                         3.45%
Money Market Funds                               13.59%

            COUNTRY VP BALANCED FUND*<F13>

Common Stocks                                    57.49%
Asset Backed Securities                           2.13%
Corporate Bonds                                   4.18%
Mortgage Backed Securities                       14.05%
U.S. Government Agency Issues                     4.49%
U.S. Treasury Obligations                         8.39%
Money Market Funds                                7.08%
Commercial Paper                                  2.19%

         COUNTRY VP SHORT-TERM BOND FUND*<F13>

Asset Backed Securities                           8.77%
Corporate Bonds                                  14.08%
Mortgage Backed Securities                       37.88%
U.S. Government Agency Issues                    11.38%
U.S. Treasury Obligations                        13.20%
Commercial Paper                                  3.33%
Money Market Funds                               11.36%

              COUNTRY VP BOND FUND*<F13>

Asset Backed Securities                           3.03%
Corporate Bonds                                  11.93%
Mortgage Backed Securities                       40.53%
U.S. Government Agency Issues                    15.19%
U.S. Treasury Obligations                        29.12%
Money Market Funds                                0.20%

*<F13>  Expressed as a percentage of total investments.

COUNTRY VP MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (unaudited)

COUNTRY VP GROWTH FUND

   AVERAGE ANNUAL RETURNS  June 30, 2006
                                                                 SINCE INCEPTION
                                                       1 YEAR       11/17/03
                                                       ------    ---------------
   COUNTRY VP Growth Fund (11/17/03)(1)<F14>            6.67%         8.19%
   S&P 500 Index(2)<F15>                                8.63%         9.74%
   Lipper Large Cap Core Average(3)<F16>                7.82%         8.81%

   (1)<F14> Performance would have been lower if returns had taken insurance charges into account.
   (2)<F15> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
   (3)<F16> The Lipper Large Cap Core Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

   TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2006

                                                        VALUE    PERCENT OF FUND
                                                        -----    ---------------
   General Electric Company                          $  319,712       2.49%
   Citigroup Inc.                                       279,792       2.18%
   Wal-Mart Stores, Inc.                                264,935       2.06%
   Halliburton Company                                  252,314       1.97%
   Schlumberger Limited                                 247,418       1.93%
   Exxon Mobil Corporation                              239,265       1.86%
   Diamond Offshore Drilling, Inc.                      226,611       1.76%
   Caterpillar Inc.                                     223,440       1.74%
   ConocoPhillips                                       222,802       1.74%
   Wells Fargo & Company                                214,656       1.67%
                                                     ----------      ------
                                                     $2,490,945      19.40%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY VP BALANCED FUND

   AVERAGE ANNUAL RETURNS  June 30, 2006
                                                                 SINCE INCEPTION
                                                       1 YEAR       11/17/03
                                                       ------     -------------
   COUNTRY VP Balanced Fund (11/17/03)(1)<F17>          4.40%         6.20%
   S&P 500 Index(2)<F18>                                8.63%         9.74%
   Lipper Mixed-Asset Target Allocation
     Growth Funds Average(3)<F19>                       6.00%         7.22%

   (1)<F17> Performance would have been lower if returns had taken insurance charges into account.
   (2)<F18> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
   (3)<F19> The Lipper Mixed-Asset Target Allocation Growth Average has funds that maintain a mix of between 60% - 80% equity securities, with the remainder invested in bonds in bonds, cash, and cash equivalents.

   TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2006

                                                        VALUE    PERCENT OF FUND
                                                        -----    ---------------
   Wal-Mart Stores, Inc.                             $  207,131       1.81%
   General Electric Company                             201,056       1.76%
   Federal Home Loan Mortgage Corp.,
     4.000%, 11/15/2018                                 173,265       1.52%
   Citigroup Inc.                                       164,016       1.44%
   ConocoPhillips                                       157,272       1.38%
   Wells Fargo & Company                                154,284       1.35%
   Exxon Mobil Corporation                              153,375       1.34%
   Pfizer Inc.                                          152,555       1.34%
   Federal Home Loan Bank, 4.000%, 07/02/2015           139,399       1.22%
   Halliburton Company                                  133,578       1.17%
                                                     ----------      ------
                                                     $1,635,931      14.33%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY VP SHORT-TERM BOND FUND

   AVERAGE ANNUAL RETURNS  June 30, 2006
                                                                 SINCE INCEPTION
                                                       1 YEAR       11/17/03
                                                       ------    ---------------
   COUNTRY VP Short-Term
     Bond Fund (11/17/03)(1)<F20>                       2.07%         1.78%
   Merrill Lynch U.S. Domestic Master,
     1-3 Year Bond Index(2)<F21>                        2.03%         1.90%
   Lipper Short Investment-Grade
     Debt Fund Average(3)<F22>                          1.83%         1.91%

   (1)<F20> Performance would have been lower if returns had taken insurance charges into account.
   (2)<F21> The Merrill Lynch U.S. Domestic Master 1- 3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
   (3)<F22> The Lipper Short Investment-Grade Debt Fund Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

   TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2006

                                                        VALUE    PERCENT OF FUND
                                                        -----    ---------------
   United States Treasury Note,
     4.125%, 08/15/2008                              $  588,258       3.92%
   Bank One Issuance Trust, 4.779%, 10/15/2009          500,123       3.33%
   United States Treasury Note, 2.375%, 08/31/2006      497,871       3.31%
   United States Treasury Note, 3.375%, 02/28/2007      493,808       3.29%
   General Electric Capital Corporation.,
     3.500%, 08/15/2007                                 292,956       1.95%
   Nationwide Life Global Fund, 2.750%, 05/15/2007      292,058       1.94%
   GMAC Commercial Mortgage Securities Inc.,
     3.400%, 04/10/2040                                 280,461       1.87%
   Federal National Mortgage Association,
     6.000%, 05/01/2013                                 278,782       1.86%
   Government National Mortgage Association,
     4.104%, 03/16/2018                                 271,820       1.81%
   Federal Home Loan Mortgage Corp.,
     4.500%, 05/01/2013                                 258,152       1.72%
                                                     ----------      ------
                                                     $3,754,289      25.00%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY VP BOND FUND

   AVERAGE ANNUAL RETURNS  June 30, 2006
                                                                 SINCE INCEPTION
                                                       1 YEAR       11/17/03
                                                       ------    ---------------
   COUNTRY VP Bond Fund -- (11/17/03)(1)<F23>          (0.92)%        1.84%
   Merrill Lynch U.S. Domestic
     Master Bond Index(2)<F24>                         (0.88)%        2.48%
   Lipper Intermediate Investment-Grade
     Debt Fund Average(3)<F25>                         (0.89)%        2.40%

   (1)<F23> Performance would have been lower if returns had taken insurance charges into account.
   (2)<F24> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
   (3)<F25> The Lipper Intermediate Investment-Grade Debt Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

   TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2006

                                                        VALUE    PERCENT OF FUND
                                                        -----    ---------------
   United States Treasury Note, 3.375%, 11/15/2008   $1,777,301      11.72%
   Federal Home Loan Bank, 4.000%, 07/02/2015           464,665       3.06%
   U.S. Treasury Inflation Index Note,
     3.000%, 07/15/2012                                 457,644       3.02%
   Federal Home Loan Mortgage Corp.,
     4.000%, 11/15/2018                                 433,163       2.86%
   Wachovia Bank Commercial Mortgage Trust,
     4.445%. 11/15/2035                                 428,229       2.82%
   Government National Mortgage Association,
     5.000%, 07/15/2033                                 393,065       2.59%
   United States Treasury Bond, 5.375%, 02/15/2031      356,043       2.35%
   Federal Home Loan Bank, 4.000%, 06/26/2018           346,597       2.29%
   JP Morgan Commercial Mortgage Finance Corp.,
     5.050%, 12/12/2034                                 288,194       1.90%
   United States Treasury Note, 4.250%, 11/15/2013      283,898       1.87%
                                                     ----------      ------
                                                     $5,228,799      34.48%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2006 (unaudited)

COUNTRY VP GROWTH FUND

                                                          SHARES      VALUE
                                                          ------      -----
COMMON STOCKS -- 86.04%

CONSUMER DISCRETIONARY -- 7.01%
Dollar General Corporation                                  9,200  $   128,616
Gentex Corporation                                         13,200      184,800
Getty Images, Inc. (a)<F26>                                   850       53,984
The Home Depot, Inc.                                        4,100      146,739
Kohl's Corporation (a)<F26>                                 2,150      127,108
Target Corporation                                          3,400      166,158
Williams-Sonoma, Inc.                                       2,700       91,935
                                                                   -----------
                                                                       899,340
                                                                   -----------
CONSUMER STAPLES -- 13.33%
Altria Group, Inc.                                          2,550      187,246
The Coca-Cola Company                                       3,200      137,664
CVS Corporation                                             6,000      184,200
Kimberly-Clark Corporation                                  3,200      197,440
McCormick & Company                                         3,500      117,425
The Procter & Gamble Company                                3,700      205,720
Sara Lee Corporation                                       11,900      190,638
Sysco Corporation                                           4,100      125,296
Unilever NV (b)<F27>                                        4,500      101,475
Wal-Mart Stores, Inc.                                       5,500      264,935
                                                                   -----------
                                                                     1,712,039
                                                                   -----------
ENERGY -- 12.20%
Apache Corporation                                          3,000      204,750
ChevronTexaco Corp.                                         2,800      173,768
ConocoPhillips                                              3,400      222,802
Diamond Offshore Drilling, Inc.                             2,700      226,611
Exxon Mobil Corporation                                     3,900      239,265
Halliburton Company                                         3,400      252,314
Schlumberger Limited (b)<F27>                               3,800      247,418
                                                                   -----------
                                                                     1,566,928
                                                                   -----------
FINANCIALS -- 11.95%
ACE Limited (b)<F27>                                        3,200      161,888
American Express Company                                    2,600      138,372
American International Group, Inc.                          3,000      177,150
Bank of America Corporation                                 2,053       98,749
The Bank of New York Company, Inc.                          3,300      106,260
Citigroup Inc.                                              5,800      279,792
JPMorgan Chase & Co.                                        4,500      189,000
Washington Mutual, Inc.                                     3,700      168,646
Wells Fargo & Company                                       3,200      214,656
                                                                   -----------
                                                                     1,534,513
                                                                   -----------
HEALTH CARE -- 10.13%
Abbott Laboratories                                         3,650      159,176
Amgen Inc. (a)<F26>                                         1,700      110,891
Baxter International Inc.                                   3,900      143,364
Forest Laboratories, Inc. (a)<F26>                          2,800      108,332
Johnson & Johnson                                           3,300      197,736
Medco Health Solutions, Inc. (a)<F26>                       3,500      200,480
Medtronic, Inc.                                             3,900      182,988
Pfizer Inc.                                                 8,400      197,148
                                                                   -----------
                                                                     1,300,115
                                                                   -----------
INDUSTRIALS -- 10.86%
3M Co.                                                      1,800      145,386
American Power Conversion Corporation                       5,700      111,093
Caterpillar Inc.                                            3,000      223,440
Emerson Electric Co.                                        1,600      134,096
FedEx Corp.                                                 1,000      116,860
General Electric Company                                    9,700      319,712
Illinois Tool Works, Inc.                                   2,400      114,000
Masco Corporation                                           4,000      118,560
Rockwell Automation, Inc.                                   1,550      111,616
                                                                   -----------
                                                                     1,394,763
                                                                   -----------
INFORMATION TECHNOLOGY -- 11.85%
Analog Devices, Inc.                                        2,100       67,494
Avid Technology, Inc. (a)<F26>                              2,800       93,324
Canon Inc. -- ADR                                           2,000      146,540
CDW Corp.                                                   1,900      103,835
Cisco Systems, Inc. (a)<F26>                                6,500      126,945
Intel Corporation                                           7,500      142,125
International Business
  Machines Corporation                                      1,300       99,866
International Rectifier Corporation (a)<F26>                2,775      108,447
Microsoft Corporation                                       5,000      116,500
Nokia Corp. -- ADR                                          8,700      176,262
Oracle Corp. (a)<F26>                                       8,500      123,165
QUALCOMM Inc.                                               2,400       96,168
Symantec Corporation (a)<F26>                               7,800      121,212
                                                                   -----------
                                                                     1,521,883
                                                                   -----------
MATERIALS -- 2.99%
Alcoa Inc.                                                  5,300      171,508
Newmont Mining Corporation                                  4,000      211,720
                                                                   -----------
                                                                       383,228
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.29%
ALLTEL Corporation                                          2,400      153,192
Verizon Communications Inc.                                 4,200      140,658
                                                                   -----------
                                                                       293,850
                                                                   -----------
UTILITIES -- 3.43%
Dominion Resources Inc.                                     1,950      145,841
Duke Energy Corporation                                     3,300       96,921
FPL Group, Inc.                                             2,500      103,450
Progress Energy, Inc.                                       2,200       94,314
                                                                   -----------
                                                                       440,526
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $9,592,836)                                                 11,047,185
                                                                   -----------
SHORT TERM INVESTMENTS -- 13.53%

MONEY MARKET FUNDS -- 13.53%
Federated Prime Obligations Fund                          580,000      580,000
Janus Money Market Fund                                   580,000      580,000
Phoenix Insight Money Market Fund                         577,291      577,291
                                                                   -----------
                                                                     1,737,291
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,737,291)                                                  1,737,291
                                                                   -----------
TOTAL INVESTMENTS -- 99.57%
  (Cost $11,330,127)                                                12,784,476
                                                                   -----------
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.43%                                               55,183
                                                                   -----------
TOTAL NET ASSETS -- 100.00%                                        $12,839,659
                                                                   -----------
                                                                   -----------

Percentages are stated as a percent of net assets.
ADR -- American Depository Receipt
(a)<F26>   Non-income producing.
(b)<F27>   Foreign security.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2006 (unaudited)

COUNTRY VP BALANCED FUND

                                                          SHARES      VALUE
                                                          ------      -----
COMMON STOCKS -- 57.38%

CONSUMER DISCRETIONARY -- 3.95%
Dollar General Corporation                                  4,400  $    61,512
Gentex Corporation                                          5,200       72,800
Getty Images, Inc. (a)<F28>                                   500       31,755
The Home Depot, Inc.                                        2,600       93,054
Kohl's Corporation (a)<F28>                                 1,200       70,944
Target Corporation                                          1,850       90,409
Williams-Sonoma, Inc.                                         900       30,645
                                                                   -----------
                                                                       451,119
                                                                   -----------
CONSUMER STAPLES -- 8.16%
Altria Group, Inc.                                          1,300       95,459
The Coca-Cola Company                                       1,400       60,228
CVS Corporation                                             3,400      104,380
Kimberly-Clark Corporation                                  1,900      117,230
McCormick & Company                                         2,200       73,810
The Procter & Gamble Company                                2,200      122,320
Sara Lee Corporation                                        4,100       65,682
Sysco Corporation                                           2,800       85,568
Wal-Mart Stores, Inc.                                       4,300      207,131
                                                                   -----------
                                                                       931,808
                                                                   -----------
ENERGY -- 7.13%
Apache Corporation                                          1,900      129,675
ConocoPhillips                                              2,400      157,272
Diamond Offshore Drilling, Inc.                             1,300      109,109
Exxon Mobil Corporation                                     2,500      153,375
Halliburton Company                                         1,800      133,578
Schlumberger Limited (c)<F30>                               2,000      130,220
                                                                   -----------
                                                                       813,229
                                                                   -----------
FINANCIALS -- 8.36%
ACE Limited (c)<F30>                                        1,400       70,826
American Express Company                                    1,600       85,152
American International Group, Inc.                          1,900      112,195
Bank of America Corporation                                 2,400      115,440
The Bank of New York Company, Inc.                          3,000       96,600
Citigroup Inc.                                              3,400      164,016
JPMorgan Chase & Co.                                        1,980       83,160
Washington Mutual, Inc.                                     1,600       72,928
Wells Fargo & Company                                       2,300      154,284
                                                                   -----------
                                                                       954,601
                                                                   -----------
HEALTH CARE -- 7.01%
Abbott Laboratories                                         2,600      113,386
Amgen Inc. (a)<F28>                                         1,100       71,753
Baxter International Inc.                                   2,000       73,520
Forest Laboratories, Inc. (a)<F28>                          1,400       54,166
Johnson & Johnson                                           2,100      125,832
Medco Health Solutions, Inc. (a)<F28>                       2,000      114,560
Medtronic, Inc.                                             2,000       93,840
Pfizer Inc.                                                 6,500      152,555
                                                                   -----------
                                                                       799,612
                                                                   -----------
INDUSTRIALS -- 7.68%
3M Co.                                                      1,500      121,155
American Power Conversion Corporation                       3,600       70,164
Caterpillar Inc.                                            1,400      104,272
Emerson Electric Co.                                          900       75,429
FedEx Corp.                                                   750       87,645
General Electric Company                                    6,100      201,056
Illinois Tool Works, Inc.                                   1,400       66,500
Masco Corporation                                           2,400       71,136
Rockwell Automation, Inc.                                   1,100       79,211
                                                                   -----------
                                                                       876,568
                                                                   -----------
INFORMATION TECHNOLOGY -- 9.26%
Avid Technology, Inc. (a)<F28>                              1,700       56,661
Canon Inc. -- ADR                                           1,100       80,597
CDW Corp.                                                   1,300       71,045
Cisco Systems, Inc. (a)<F28>                                5,500      107,415
First Data Corporation                                      1,900       85,576
Intel Corporation                                           3,800       72,010
International Business
  Machines Corporation                                      1,100       84,502
International Rectifier Corporation (a)<F28>                1,700       66,436
Microsoft Corporation                                       5,100      118,830
Nokia Corp. -- ADR                                          4,500       91,170
Oracle Corp. (a)<F28>                                       6,000       86,940
QUALCOMM Inc.                                               1,400       56,098
Symantec Corporation (a)<F28>                               5,100       79,254
                                                                   -----------
                                                                     1,056,534
                                                                   -----------
MATERIALS -- 1.88%
Alcoa Inc.                                                  3,200      103,552
Newmont Mining Corporation                                  2,100      111,153
                                                                   -----------
                                                                       214,705
                                                                   -----------
TELECOMMUNICATION SERVICES -- 1.43%
ALLTEL Corporation                                          1,400       89,362
Verizon Communications Inc.                                 2,200       73,678
                                                                   -----------
                                                                       163,040
                                                                   -----------
UTILITIES -- 2.52%
Dominion Resources Inc.                                     1,000       74,790
Duke Energy Corporation                                     2,500       73,425
FPL Group, Inc.                                             1,600       66,208
Progress Energy, Inc.                                       1,700       72,879
                                                                   -----------
                                                                       287,302
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $5,674,793)                                                  6,548,518
                                                                   -----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                        ---------
ASSET BACKED SECURITIES -- 2.13%
Capital Auto Receivables Asset Trust
  5.030%, 10/15/2009                                     $100,000       99,073
Citibank Credit Card Issuance Trust
  4.150%, 07/07/2017                                       50,000       44,799
Countrywide Asset-Backed Certificates
  5.549%, 08/25/2021                                      100,000       99,190
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $244,872)                                                      243,062
                                                                   -----------
CORPORATE BONDS -- 4.17%

CONSUMER STAPLES -- 0.41%
Wal-Mart Stores, Inc.
  4.125%, 02/15/2011                                       50,000       46,980
                                                                   -----------
FINANCIALS -- 3.32%
American Honda Finance Corporation
  4.500%, 05/26/2009 (Acquired 05/18/2004,
  Cost $49,894) (b)<F29>                                   50,000       48,409
General Electric Capital Corporation
  4.250%, 12/01/2010                                      100,000       94,675
  3.000%, 06/27/2018 (e)<F32>                              50,000       43,783
HSBC Finance Corporation
  4.125%, 12/15/2008                                      100,000       96,642
Toyota Motor Credit Corporation
  4.350%, 12/15/2010                                      100,000       96,035
                                                                   -----------
                                                                       379,544
                                                                   -----------
TELECOMMUNICATION SERVICES -- 0.44%
GTE South, Inc.
  6.000%, 02/15/2008                                       50,000       49,949
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $498,782)                                                      476,473
                                                                   -----------
MORTGAGE BACKED SECURITIES -- 14.01%
Citicorp Mortgage Securities, Inc
  5.000%, 08/25/2020                                       45,664       44,364
Federal Home Loan Bank
  4.840%, 01/25/2012                                       41,715       40,085
Federal Home Loan Mortgage Corp.
  5.125%, 12/15/2013                                       44,168       43,250
  6.500%, 03/01/2015                                       55,420       56,061
  4.000%, 11/15/2018                                      200,000      173,265
  5.000%, 11/15/2018                                       75,000       71,151
  5.750%, 12/15/2018                                       49,355       48,811
  5.000%, 10/01/2020                                       47,288       45,528
  5.000%, 10/15/2031                                       50,000       47,231
Federal National Mortgage Association
  5.000%, 02/01/2014                                       58,147       56,843
  5.500%, 09/01/2025                                       46,492       45,107
  5.500%, 02/01/2033                                       78,887       76,113
  5.500%, 12/01/2035                                       48,093       46,226
  5.290%, 11/25/2043                                       50,000       48,764
  6.500%, 02/25/2044                                       44,408       44,761
  6.500%, 05/25/2044                                       38,041       38,389
Government National Mortgage Association
  4.500%, 05/20/2014                                       75,158       71,934
  4.116%, 03/16/2019                                       46,586       45,011
  6.000%, 02/15/2032                                       39,330       39,073
  7.000%, 07/15/2032                                       43,079       44,439
JP Morgan Commercial Mortgage Finance Corp.
  5.050%, 12/12/2034                                      100,000       96,065
Master Asset Securitization Trust
  5.500%, 07/25/2033                                       43,942       41,896
Mortgage IT Trust
  4.250%, 02/25/2035 (e)<F32>                              40,756       39,257
Nomura Asset Acceptance Corporation
  6.500%, 10/25/2034 (Acquired 08/18/2004,
  Cost $27,974) (b)<F29>                                   26,655       26,801
Residential Asset Securitization Trust
  4.750%, 02/25/2019                                       46,019       43,315
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/2035                                      125,000      118,953
  5.230%, 07/15/2041                                       75,000       72,588
Wells Fargo Mortgage Backed Securities Trust
  4.450%, 10/25/2033                                       36,433       33,838
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $1,664,764)                                                  1,599,119
                                                                   -----------
U.S. GOVERNMENT AGENCY ISSUES -- 4.48% (D)<F31>
Federal Home Loan Bank
  1.600%, 04/05/2007 (e)<F32>                              50,000       48,976
  4.000%, 07/02/2015 (e)<F32>                             150,000      139,399
  4.000%, 06/26/2018 (e)<F32>                              50,000       46,213
  4.250%, 07/17/2018 (e)<F32>                              50,000       45,921
  4.250%, 07/23/2018 (e)<F32>                              75,000       68,865
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/2014                                       75,000       70,431
New Valley Generation IV
  4.687%, 01/15/2022                                       94,141       91,218
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY ISSUES
  (Cost $525,968)                                                      511,023
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 8.38%

U.S. TREASURY BOND -- 0.52%
  7.500%, 11/15/2016                                       50,000       59,141
                                                                   -----------
U.S. TREASURY INFLATION INDEX BOND -- 0.23%
  2.375%, 01/15/2025                                       26,495       25,786
                                                                   -----------
U.S. TREASURY INFLATION INDEX NOTES -- 1.48%
  3.375%, 01/15/2012                                       56,251       58,923
  3.000%, 07/15/2012                                       55,552       57,205
  1.875%, 07/15/2013                                       54,383       52,244
                                                                   -----------
                                                                       168,372
                                                                   -----------
U.S. TREASURY NOTES -- 6.15%
  3.125%, 05/15/2007                                       50,000       49,082
  2.750%, 08/15/2007                                       50,000       48,645
  4.000%, 09/30/2007                                       75,000       73,881
  2.625%, 05/15/2008                                       50,000       47,744
  4.125%, 08/15/2008                                      100,000       98,043
  3.875%, 05/15/2009                                      100,000       96,668
  3.875%, 07/15/2010                                       50,000       47,799
  4.750%, 03/31/2011                                      100,000       98,496
  4.250%, 11/15/2013                                       50,000       47,316
  4.500%, 02/15/2016                                      100,000       95,141
                                                                   -----------
                                                                       702,815
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $988,287)                                                      956,114
                                                                   -----------
SHORT TERM INVESTMENTS -- 9.26%

COMMERCIAL PAPER -- 2.19%
LaSalle Bank Corporation
  5.120%, 07/03/2006                                      250,000      249,929
                                                                   -----------

                                                          SHARES
                                                          ------
MONEY MARKET FUNDS -- 7.07%
Federated Prime Obligations Fund                          266,479      266,479
Janus Money Market Fund                                   540,000      540,000
                                                                   -----------
                                                                       806,479
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,056,408)                                                  1,056,408
                                                                   -----------
TOTAL INVESTMENTS -- 99.81%
  (Cost $10,653,874)                                                11,390,717
                                                                   -----------
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.19%                                               21,896
                                                                   -----------
TOTAL NET ASSETS -- 100.00%                                        $11,412,613
                                                                   -----------
                                                                   -----------

Percentages are stated as a percent of net assets.
ADR -- American Depository Receipt
(a)<F28>   Non-income producing.
(b)<F29>   Restricted under Rule 144A of the Securities Act of 1933.
(c)<F30>   Foreign security.
(d)<F31> The obligation of certain U. S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)<F32> Variable rate security. The rate shown is in effect on June 30, 2006.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2006 (unaudited)

COUNTRY VP SHORT-TERM BOND FUND
                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                        ---------     -----
ASSET BACKED SECURITIES -- 8.74%
Bank One Issuance Trust
  4.779%, 10/15/2009 (a)<F33>                            $500,000  $   500,123
Capital Auto Receivables Asset Trust
  5.030%, 10/15/2009                                      150,000      148,610
Countrywide Asset-Backed Certificates
  5.549%, 08/25/2021                                      150,000      148,786
  5.363%, 03/25/2030                                      100,000       98,900
  4.431%, 05/25/2032                                      141,561      139,550
New Century Home Equity Loan Trust
  3.560%, 11/25/2033                                       22,595       22,491
Residential Asset Securities Corporation
  3.250%, 12/25/2028                                       34,263       34,014
  4.767%, 10/25/2032                                      100,000       98,061
Structured Asset Securities Corporation
  5.540%, 11/25/2032                                      123,365      122,408
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $1,322,216)                                                  1,312,943
                                                                   -----------
CORPORATE BONDS -- 14.02%
Baltimore Gas and Electric Company
  6.730%, 06/12/2012                                      100,000      102,725
Chevron Phillips Chemical Company
  5.375%, 06/15/2007                                      100,000       99,540
Comcast Cable Communications, Inc.
  8.375%, 05/01/2007                                      150,000      153,156
FPL Group Capital Inc.
  4.086%, 02/16/2007                                      150,000      148,524
General Electric Capital Corporation
  3.500%, 08/15/2007                                      300,000      292,956
General Motors Acceptance Corporation
  5.625%, 05/15/2009                                      100,000       95,116
GTE South, Inc.
  6.000%, 02/15/2008                                      200,000      199,794
Marshall & Ilsley Bank
  2.900%, 08/18/2009                                      190,909      183,380
Merrill Lynch & Co., Inc.
  4.1600%, 03/12/2007 (a)<F33>                            200,000      197,332
Nationwide Life Global Fund
  2.750%, 05/15/2007 (Acquired 02/20/2004,
  Cost $299,403) (b)<F34>                                 300,000      292,058
Rowan Companies, Inc.
  5.880%, 03/15/2012                                      149,000      149,758
U.S. Central Credit Union
  2.700%, 09/30/2009                                      127,273      120,889
U.S. Trade Funding Corp.
  4.260%, 11/15/2014 (Acquired 12/14/2004,
  Cost $73,974) (b)<F34>                                   74,323       71,231
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $2,166,853)                                                  2,106,459
                                                                   -----------
MORTGAGE BACKED SECURITIES -- 37.72%
Bank of America Mortgage Securities
  5.250%, 10/25/2020                                      110,070      107,611
Chase Mortgage Finance Corporation
  5.500%, 11/25/2035                                      150,000      147,695
Citicorp Mortgage Securities, Inc
  5.000%, 08/25/2020                                       91,329       88,728
Countrywide Alternative Loan Trust
  6.000%, 05/25/2033                                      186,768      183,472
Deutsche Alternative Mortgage Securities, Inc.
  5.500%, 02/25/2036                                       86,410       85,762
Deutsche Mortgage Securities, Inc.
  5.022%, 08/26/2035 (Acquired 09/22/2005,
  Cost $161,062) (b)<F34>                                 161,138      159,720
Federal Home Loan Bank
  4.840%, 01/25/2012                                       83,429       80,170
  4.720%, 09/20/2012                                      136,623      130,433
Federal Home Loan Mortgage Corp.
  2.478%, 05/15/2010                                       75,950       75,233
  6.000%, 11/15/2011                                      109,789      109,684
  4.500%, 05/01/2013                                      267,328      258,152
  6.500%, 03/01/2015                                      138,549      140,152
Federal National Mortgage Association
  5.000%, 01/01/2011                                      113,826      111,112
  6.000%, 05/01/2013                                      277,797      278,782
  4.500%, 06/01/2013                                      201,756      194,480
  5.000%, 06/01/2013                                      205,822      201,470
  4.000%, 11/01/2013                                      200,737      190,107
  5.000%, 02/01/2014                                      116,294      113,686
  6.000%, 06/25/2016                                      150,000      149,340
  4.224%, 05/01/2034                                      119,210      113,334
  5.290%, 11/25/2043                                      150,000      146,293
  6.500%, 02/25/2044                                       88,815       89,522
  6.500%, 05/25/2044                                       88,762       89,576
GE Capital Commercial Mortgage Corporation
  4.706%, 05/10/2043                                      150,000      144,933
GMAC Commercial Mortgage Securities Inc.
  6.650%, 09/15/2035                                       85,589       86,360
  3.400%, 04/10/2040                                      290,436      280,461
Government National Mortgage Association
  4.104%, 03/16/2018                                      280,190      271,820
  4.116%, 03/16/2019                                      139,757      135,032
  4.130%, 02/16/2027                                      233,258      225,898
  3.727%, 03/16/2027                                       99,546       94,787
Master Adjustable Rate Mortgages Trust
  3.818%, 04/21/2034                                      117,114      113,634
Master Alternative Loan Trust
  5.000%, 06/25/2015                                       83,810       81,912
Mortgage IT Trust
  4.250%, 02/25/2035 (a)<F33>                              81,512       78,515
Nomura Asset Acceptance Corporation
  6.500%, 10/25/2034 (Acquired 08/18/2004,
  Cost $83,923) (b)<F34>                                   79,964       80,405
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/2036                                      126,615      124,854
  6.168%, 11/13/2036                                       95,272       95,655
Washington Mutual
  4.138%, 01/25/2033                                       96,685       95,181
  3.177%, 09/25/2033                                       94,000       93,103
  4.846%, 10/25/2035                                      222,698      218,627
Wells Fargo Mortgage Backed Securities Trust
  5.500%, 09/25/2033                                      100,000       99,234
  4.450%, 10/25/2033                                      109,300      101,513
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $5,845,803)                                                  5,666,438
                                                                   -----------
U.S. GOVERNMENT AGENCY ISSUES -- 9.67% (C)<F35>
Federal Home Loan Bank
  1.600%, 04/05/2007 (a)<F33>                             200,000      195,902
  5.125%, 06/18/2008                                      250,000      248,404
  3.500%, 11/27/2009 (a)<F33>                             150,000      146,120
  3.500%, 01/30/2014 (a)<F33>                             200,000      197,612
  4.000%, 02/27/2014 (a)<F33>                             200,000      196,300
Federal Home Loan Mortgage Corp.
  2.375%, 02/15/2007                                      250,000      245,224
Federal National Mortgage Association
  3.125%, 07/15/2006                                      150,000      149,997
Overseas Private Investment Company
  3.420%, 01/15/2015                                       79,734       72,648
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY ISSUES
  (Cost $1,464,591)                                                  1,452,207
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 13.15%

U.S. TREASURY INFLATION INDEX NOTE -- 1.66%
  0.875%, 04/15/2010                                      263,618      248,676
                                                                   -----------
U.S. TREASURY NOTES -- 11.49%
  2.375%, 08/31/2006                                      500,000      497,871
  3.375%, 02/28/2007                                      500,000      493,808
  3.750%, 05/15/2008                                      150,000      146,209
  4.125%, 08/15/2008                                      600,000      588,258
                                                                   -----------
                                                                     1,726,146
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,993,634)                                                  1,974,822
                                                                   -----------
SHORT TERM INVESTMENTS -- 16.29%

COMMERCIAL PAPER -- 3.32%
GE Capital
  5.230%, 07/20/2006                                      500,000      498,620
                                                                   -----------
U.S. GOVERNMENT AGENCY ISSUES -- 1.66% (C)<F35>
Federal Home Loan Mortgage Corp.
  4.780%, 07/24/2006                                      250,000      249,237
                                                                   -----------

                                                          SHARES
                                                          ------
MONEY MARKET FUNDS -- 11.31%
Federated Prime Obligations Fund                          253,855      253,855
Janus Money Market Fund                                   740,000      740,000
Phoenix Insight Money Market Fund                         705,224      705,224
                                                                   -----------
                                                                     1,699,079
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,446,936)                                                  2,446,936
                                                                   -----------
TOTAL INVESTMENTS -- 99.59%
  (Cost $15,240,033)                                                14,959,805
                                                                   -----------
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.41%                                               62,287
                                                                   -----------
TOTAL NET ASSETS -- 100.00%                                        $15,022,092
                                                                   -----------
                                                                   -----------

Percentages are stated as a percent of net assets.
(a)<F33> Variable rate security. The rate shown is in effect on June 30, 2006.
(b)<F34>   Restricted under Rule 144A of the Securities Act of 1933.
(c)<F35> The obligation of certain U. S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2006 (unaudited)

COUNTRY VP BOND FUND
                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ---------      -----
ASSET BACKED SECURITIES -- 3.01%
Citibank Credit Card Issuance Trust
  4.150%, 07/07/2017                                   $   75,000  $    67,198
Countrywide Asset-Backed Certificates
  5.549%, 08/25/2021                                      150,000      148,786
PG&E Energy Recovery Funding LLC
  4.470%, 12/25/2014                                      100,000       93,883
Residential Asset Securities Corporation
  4.767%, 10/25/2032                                      150,000      147,092
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $464,950)                                                      456,959
                                                                   -----------
CORPORATE BONDS -- 11.86%
American Honda Finance Corporation
  4.500%, 05/26/2009 (Acquired 05/18/2004,
  Cost $99,787) (a)<F36>                                  100,000       96,817
Baltimore Gas and Electric Company
  6.730%, 06/12/2012                                      100,000      102,725
General Electric Capital Corporation
  4.250%, 12/01/2010                                      200,000      189,350
  3.000%, 06/27/2018 (b)<F37>                             250,000      218,916
GTE South, Inc.
  6.000%, 02/15/2008                                      200,000      199,794
HSBC Finance Corporation
  4.125%, 12/15/2008                                      200,000      193,284
Ingersoll-Rand Company Ltd.
  6.230%, 11/19/2027 (d)<F39>                             150,000      156,964
Merck & Co. Inc.
  5.760%, 05/03/2037                                       75,000       74,957
Perforadora Centrale
  5.240%, 12/15/2018 (d)<F39>                              83,337       81,642
Toyota Motor Credit Corporation
  4.350%, 12/15/2010                                      200,000      192,071
Vessel Management Services Inc.
  4.960%, 11/15/2027                                       86,000       80,497
Wal-Mart Stores, Inc.
  4.125%, 02/15/2011                                      225,000      211,408
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $1,890,482)                                                  1,798,425
                                                                   -----------
MORTGAGE BACKED SECURITIES -- 40.31%
Bank of America Mortgage Securities
  5.250%, 10/25/2020                                      138,744      135,644
Citicorp Mortgage Securities, Inc
  5.000%, 08/25/2020                                       77,629       75,419
Federal Home Loan Bank
  4.840%, 01/25/2012                                       83,429       80,170
Federal Home Loan Mortgage Corp.
  6.500%, 03/01/2015                                      138,549      140,152
  4.000%, 11/15/2018                                      500,000      433,163
  5.000%, 11/15/2018                                      200,000      189,736
  5.750%, 12/15/2018                                       98,711       97,621
  5.000%, 10/01/2020                                      141,863      136,583
  5.000%, 10/15/2031                                      150,000      141,693
Federal National Mortgage Association
  3.500%, 09/01/2013                                      123,899      115,720
  5.000%, 02/01/2014                                      174,441      170,529
  5.500%, 09/01/2025                                      185,969      180,427
  5.500%, 02/01/2033                                      141,996      137,004
  5.500%, 12/01/2035                                      144,279      138,677
  5.290%, 11/25/2043                                      150,000      146,293
  6.500%, 02/25/2044                                       88,815       89,522
  6.500%, 05/25/2044                                       88,762       89,576
GE Capital Commercial Mortgage Corporation
  4.706%, 05/10/2043                                      150,000      144,933
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/2040                                      193,624      186,974
Government National Mortgage Association
  4.500%, 05/20/2014                                      187,894      179,835
  5.500%, 10/20/2015                                      201,763      199,378
  4.104%, 03/16/2018                                      149,435      144,970
  4.116%, 03/16/2019                                      139,757      135,032
  4.031%, 01/16/2021                                      189,180      182,356
  3.727%, 03/16/2027                                       99,546       94,787
  6.000%, 12/15/2031                                       90,112       89,527
  6.000%, 02/15/2032                                      117,990      117,218
  7.000%, 07/15/2032                                       86,158       88,879
  5.000%, 07/15/2033                                      414,903      393,065
JP Morgan Commercial
  Mortgage Finance Corp.
  5.050%, 12/12/2034                                      300,000      288,194
Mortgage IT Trust
  4.250%, 02/25/2035 (b)<F37>                              81,512       78,515
Nomura Asset Acceptance Corporation
  6.500%, 03/25/2034 (Acquired 01/20/2004,
  Cost $48,576) (a)<F36>                                   45,809       46,164
  6.500%, 10/25/2034 (Acquired 08/18/2004,
  Cost $83,923) (a)<F36>                                   79,964       80,405
Residential Asset Securitization Trust
  4.750%, 02/25/2019                                      122,717      115,507
  5.080%, 11/01/2022                                       80,243       77,389
  5.570%, 03/01/2026                                      100,000       98,290
Vendee Mortgage Trust
  5.750%, 11/15/2032                                       50,000       48,480
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/2035                                      450,000      428,229
  5.230%, 07/15/2041                                       75,000       72,589
Wells Fargo Mortgage Backed Securities Trust
  4.450%, 10/25/2033                                      109,300      101,513
  5.609%, 06/25/2036                                      225,000      222,750
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $6,344,815)                                                  6,112,908
                                                                   -----------
U.S. GOVERNMENT AGENCY ISSUES -- 15.10% (C)<F38>
Federal Home Loan Bank
  3.500%, 11/27/2009 (b)<F37>                             150,000      146,120
  4.000%, 07/23/2013 (b)<F37>                             100,000       96,458
  3.500%, 01/30/2014 (b)<F37>                             100,000       98,806
  4.000%, 07/02/2015 (b)<F37>                             500,000      464,665
  4.000%, 03/30/2016 (b)<F37>                              50,000       47,302
  4.000%, 06/19/2018 (b)<F37>                             100,000       92,668
  4.250%, 06/19/2018 (b)<F37>                             100,000       92,302
  4.000%, 06/26/2018 (b)<F37>                             375,000      346,597
  4.000%, 06/26/2018 (b)<F37>                             150,000      139,338
  4.000%, 07/09/2018 (b)<F37>                             100,000       91,261
  4.250%, 07/17/2018 (b)<F37>                             220,000      202,051
  4.500%, 07/23/2018 (b)<F37>                              50,000       46,633
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/2014                                      250,000      234,772
Federal National Mortgage Association
  3.125%, 07/15/2006                                      100,000       99,998
New Valley Generation IV
  4.687%, 01/15/2022                                       94,141       91,218
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY ISSUES
  (Cost $2,339,137)                                                  2,290,189
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 28.96%

U.S. TREASURY BONDS -- 3.91%
  7.500%, 11/15/2016                                      200,000      236,562
  5.375%, 02/15/2031                                      350,000      356,043
                                                                   -----------
                                                                       592,605
                                                                   -----------
U.S. TREASURY INFLATION INDEX BOND -- 1.02%
  2.375%, 01/15/2025                                      158,967      154,720
                                                                   -----------
U.S. TREASURY INFLATION INDEX NOTES -- 4.74%
  3.000%, 07/15/2012                                      444,416      457,644
  1.875%, 07/15/2013                                      108,766      104,488
  2.000%, 01/15/2014                                      162,170      156,532
                                                                   -----------
                                                                       718,664
                                                                   -----------
U.S. TREASURY NOTES -- 19.29%
  4.250%, 11/30/2007                                      100,000       98,680
  4.125%, 08/15/2008                                      100,000       98,043
  3.375%, 11/15/2008                                    1,850,000    1,777,301
  4.375%, 11/15/2008                                      100,000       98,289
  3.875%, 05/15/2009                                       50,000       48,334
  3.875%, 07/15/2010                                      150,000      143,397
  4.500%, 11/15/2010                                      100,000       97,680
  4.250%, 11/15/2013                                      300,000      283,898
  4.250%, 11/15/2014                                      100,000       94,047
  4.000%, 02/15/2015                                      100,000       92,148
  4.250%, 08/15/2015                                      100,000       93,566
                                                                   -----------
                                                                     2,925,383
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,614,017)                                                  4,391,372
                                                                   -----------

                                                          SHARES
                                                          ------
SHORT TERM INVESTMENTS -- 0.20%

MONEY MARKET FUNDS -- 0.20%
Phoenix Insight Money Market Fund                          30,567       30,567
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,567)                                                        30,567
                                                                   -----------
TOTAL INVESTMENTS -- 99.44%
  (Cost $15,683,968)                                                15,080,420
                                                                   -----------
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.56%                                               84,587
                                                                   -----------
TOTAL NET ASSETS -- 100.00%                                        $15,165,007
                                                                   -----------
                                                                   -----------

Percentages are stated as a percent of net assets.
(a)<F36>   Restricted under Rule 144A of the Securities Act of 1933.
(b)<F37> Variable rate security. The rate shown is in effect on June 30, 2006.
(c)<F38> The obligation of certain U. S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)<F39>   Foreign security.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2006 (unaudited)

                                                                          COUNTRY VP     COUNTRY VP     COUNTRY VP     COUNTRY VP
                                                                            GROWTH        BALANCED      SHORT-TERM        BOND
                                                                             FUND           FUND        BOND FUND         FUND
                                                                          ----------     ----------     ----------     ----------
ASSETS:
   Investments in securities:
       At cost                                                            $11,330,127    $10,653,874    $15,240,033    $15,683,968
                                                                          -----------    -----------    -----------    -----------
                                                                          -----------    -----------    -----------    -----------
       At value                                                           $12,784,476    $11,390,717    $14,959,805    $15,080,420
   Cash                                                                        58,148            288             37             --
   Dividends receivable                                                        12,900          6,753             --             --
   Interest receivable                                                          7,038         35,605         87,965        113,832
   Prepaid expenses and other assets                                              658            617            771            856
                                                                          -----------    -----------    -----------    -----------
       Total assets                                                        12,863,220     11,433,980     15,048,578     15,195,108
                                                                          -----------    -----------    -----------    -----------
LIABILITIES:
   Payable for capital stock redeemed                                             979            409          1,340          1,687
   Payable to Advisor                                                           5,199          4,204          3,394          3,759
   Payable to custodian                                                            --             --             --          2,342
   Accrued expenses and other liabilities                                      17,383         16,754         21,752         22,313
                                                                          -----------    -----------    -----------    -----------
       Total liabilities                                                       23,561         21,367         26,486         30,101
                                                                          -----------    -----------    -----------    -----------
NET ASSETS                                                                $12,839,659    $11,412,613    $15,022,092    $15,165,007
                                                                          -----------    -----------    -----------    -----------
                                                                          -----------    -----------    -----------    -----------
NET ASSETS CONSIST OF:
   Paid in capital                                                        $11,080,254    $10,429,591    $15,384,645    $15,828,827
   Undistributed net investment income                                         95,524             --             --             --
   Accumulated net realized gain (loss) on investments                        209,532        246,179        (82,325)       (60,272)
   Net unrealized appreciation/depreciation on investment securities        1,454,349        736,843       (280,228)      (603,548)
                                                                          -----------    -----------    -----------    -----------
       Total -- representing net assets applicable to
         outstanding capital stock                                        $12,839,659    $11,412,613    $15,022,092    $15,165,007
                                                                          -----------    -----------    -----------    -----------
                                                                          -----------    -----------    -----------    -----------

   Net assets                                                             $12,839,659    $11,412,613    $15,022,092    $15,165,007
   Shares outstanding                                                       1,096,398      1,039,524      1,540,174      1,583,358
   Net asset value, redemption price and offering price per share         $     11.71    $     10.98    $      9.75    $      9.58

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2006 (unaudited)

                                                                          COUNTRY VP     COUNTRY VP     COUNTRY VP     COUNTRY VP
                                                                            GROWTH        BALANCED      SHORT-TERM        BOND
                                                                             FUND           FUND        BOND FUND         FUND
                                                                          ----------     ----------     ----------     ----------
INVESTMENT INCOME:
   Dividends*<F40>                                                         $113,842       $ 67,586       $     --      $      --
   Interest                                                                  39,010        105,643        309,995        343,199
                                                                           --------       --------       --------      ---------
       Total investment income                                              152,852        173,229        309,995        343,199
                                                                           --------       --------       --------      ---------
EXPENSES:
   Investment advisory fees (Note F)                                         47,773         42,655         37,274         57,158
   Transfer agent fees                                                        2,453          2,172          2,786          2,886
   Professional fees                                                         13,363         11,590         15,310         15,658
   Printing                                                                     543            443            543            543
   Custody fees                                                               1,340          1,486          1,790          2,023
   Administration fees                                                       12,492         11,075         14,378         14,919
   Accounting fees                                                           12,193         14,666         17,709         18,415
   Miscellaneous fees                                                           362            362            437            437
   Insurance                                                                    724            724            905          1,005
   Trustee's fees                                                               362            262            362            362
   Registration fees                                                            462            462            568            568
                                                                           --------       --------       --------      ---------
       Total expenses                                                        92,067         85,897         92,062        113,974
   Less: Expenses waived (Note F)                                           (34,739)       (34,711)       (39,879)       (60,627)
                                                                           --------       --------       --------      ---------
       Net expenses                                                          57,328         51,186         52,183         53,347
                                                                           --------       --------       --------      ---------
NET INVESTMENT INCOME                                                        95,524        122,043        257,812        289,852
                                                                           --------       --------       --------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                  208,765        200,334           (745)       (12,824)
   Net change in unrealized appreciation / depreciation
     on investments                                                         (51,991)      (140,329)       (69,714)      (393,895)
                                                                           --------       --------       --------      ---------
   Net realized and unrealized gain (loss) on investments                   156,774         60,005        (70,459)      (406,719)
                                                                           --------       --------       --------      ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $252,298       $182,048       $187,353      $(116,867)
                                                                           --------       --------       --------      ---------
                                                                           --------       --------       --------      ---------
*<F40>  Net of foreign taxes withheld of                                   $     63       $     35       $     --      $      --
                                                                           --------       --------       --------      ---------
                                                                           --------       --------       --------      ---------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        COUNTRY VP GROWTH FUND         COUNTRY VP BALANCED FUND
                                                                     ---------------------------     ----------------------------
                                                                      SIX MONTHS                       SIX MONTHS
                                                                     ENDED 6/30/06    YEAR ENDED     ENDED 6/30/06     YEAR ENDED
                                                                      (UNAUDITED)      12/31/05       (UNAUDITED)       12/31/05
                                                                     -------------    ----------     -------------     ----------
OPERATIONS:
   Net investment income                                              $    95,524     $   139,020     $   122,043      $   203,144
   Net realized gain on investments                                       208,765         233,907         200,334          120,804
   Net change in unrealized
     appreciation / depreciation on investments                           (51,991)        271,071        (140,329)          86,033
                                                                      -----------     -----------     -----------      -----------
   Net increase in net assets resulting from operations                   252,298         643,998         182,048          409,981
                                                                      -----------     -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
   Net investment income                                                       --        (146,154)       (122,665)        (213,239)
   Net realized gains on investments                                           --        (193,581)             --          (42,787)
                                                                      -----------     -----------     -----------      -----------
   Total distributions                                                         --        (339,735)       (122,665)        (256,026)
                                                                      -----------     -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                              184,531         577,897         148,343          208,139
                                                                      -----------     -----------     -----------      -----------
   Total increase in net assets                                           436,829         882,160         207,726          362,094

NET ASSETS:
   Beginning of period                                                 12,402,830      11,520,670      11,204,887       10,842,793
                                                                      -----------     -----------     -----------      -----------
   End of period *<F41>                                               $12,839,659     $12,402,830     $11,412,613      $11,204,887
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------
   *<F41>  Including undistributed net investment income of           $    95,524     $        --     $        --      $        --
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------

                                                                   COUNTRY VP SHORT-TERM BOND FUND       COUNTRY VP BOND FUND
                                                                   -------------------------------   ----------------------------
                                                                      SIX MONTHS                       SIX MONTHS
                                                                     ENDED 6/30/06    YEAR ENDED     ENDED 6/30/06     YEAR ENDED
                                                                      (UNAUDITED)      12/31/05       (UNAUDITED)       12/31/05
                                                                     -------------    ----------     -------------     ----------
OPERATIONS:
   Net investment income                                              $   257,812     $   405,994     $   289,852      $   547,989
   Net realized loss on investments                                          (745)         (4,734)        (12,824)         (15,082)
   Net change in unrealized
     appreciation / depreciation on investments                           (69,714)       (135,060)       (393,895)        (268,363)
                                                                      -----------     -----------     -----------      -----------
   Net increase in net assets resulting from operations                   187,353         266,200        (116,867)         264,544
                                                                      -----------     -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
   Net investment income                                                 (269,765)       (447,061)       (292,353)        (572,068)
   Net realized gains on investments                                           --              --              --               --
                                                                      -----------     -----------     -----------      -----------
   Total distributions                                                   (269,765)       (447,061)       (292,353)        (572,068)
                                                                      -----------     -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                              161,557         178,233         108,789          520,659
                                                                      -----------     -----------     -----------      -----------
   Total increase (decrease) in net assets                                 79,145          (2,628)       (300,431)         213,135

NET ASSETS:
   Beginning of period                                                 14,942,947      14,945,575      15,465,438       15,252,303
                                                                      -----------     -----------     -----------      -----------
   End of period *<F42>                                               $15,022,092     $14,942,947     $15,165,007      $15,465,438
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------
   *<F42>  Including undistributed net investment income of           $        --     $       740     $        --      $       231
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                              COUNTRY VP GROWTH FUND
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                                               FOR THE PERIOD
                                                    JUNE 30, 2006        YEAR ENDED            YEAR ENDED       11/17/03(1)<F43>
                                                     (UNAUDITED)      DECEMBER 31, 2005    DECEMBER 31, 2004    THROUGH 12/31/03
                                                  ----------------    -----------------    -----------------    ----------------
Net asset value, beginning of year                    $ 11.47             $ 11.19               $ 10.61             $ 10.00
                                                      -------             -------               -------             -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.09                0.13                  0.13                0.01
   Net realized and unrealized gains                     0.15                0.47                  0.68                0.61
                                                      -------             -------               -------             -------
       Total from investment operations                  0.24                0.60                  0.81                0.62
                                                      -------             -------               -------             -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                    --               (0.14)                (0.13)              (0.01)
   Distributions from capital gains                        --               (0.18)                (0.10)                 --
                                                      -------             -------               -------             -------
       Total distributions                                 --               (0.32)                (0.23)              (0.01)
                                                      -------             -------               -------             -------
Net asset value, end of year                          $ 11.71             $ 11.47               $ 11.19             $ 10.61
                                                      -------             -------               -------             -------
                                                      -------             -------               -------             -------
TOTAL INVESTMENT RETURN(2)<F44>                          2.09%**<F47>        5.33%                 7.60%               6.20%**<F47>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $12,840             $12,403               $11,521             $10,608
   Ratio of expenses to average net assets:
       Before expense waiver
         and reimbursement(3)<F45>                       1.45%*<F46>         1.48%                 1.41%               2.07%*<F46>
       After expense waiver
         and reimbursement(3)<F45>                       0.90%*<F46>         0.90%                 0.90%               0.90%*<F46>
   Ratio of net investment income
     to average net assets:
       Before expense waiver
         and reimbursement(3)<F45>                       0.95%*<F46>         0.58%                 0.67%              (0.33)%*<F46>
       After expense waiver
         and reimbursement(3)<F45>                       1.50%*<F46>         1.16%                 1.18%               0.84%*<F46>
   Portfolio turnover rate                               8.07%**<F47>       14.11%                13.18%               0.00%**<F47>

(1)<F43>   Commencement of operations.
(2)<F44> Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)<F45> Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
  *<F46>   Annualized.
 **<F47>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                             COUNTRY VP BALANCED FUND
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                                               FOR THE PERIOD
                                                    JUNE 30, 2006        YEAR ENDED            YEAR ENDED       11/17/03(1)<F48>
                                                     (UNAUDITED)      DECEMBER 31, 2005    DECEMBER 31, 2004    THROUGH 12/31/03
                                                  ----------------    -----------------    -----------------    ----------------
Net asset value, beginning of year                    $ 10.92             $ 10.77               $ 10.37             $ 10.00
                                                      -------             -------               -------             -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.12                0.20                  0.20                0.02
   Net realized and unrealized gains                     0.06                0.20                  0.50                0.37
                                                      -------             -------               -------             -------
       Total from investment operations                  0.18                0.40                  0.70                0.39
                                                      -------             -------               -------             -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.12)              (0.21)                (0.21)              (0.02)
   Distributions from capital gains                        --               (0.04)                (0.09)                 --
                                                      -------             -------               -------             -------
       Total distributions                              (0.12)              (0.25)                (0.30)              (0.02)
                                                      -------             -------               -------             -------
Net asset value, end of year                          $ 10.98             $ 10.92               $ 10.77             $ 10.37
                                                      -------             -------               -------             -------
                                                      -------             -------               -------             -------
TOTAL INVESTMENT RETURN(2)<F49>                          1.63%**<F52>        3.78%                 6.84%               3.88%**<F52>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $11,412             $11,205               $10,843             $10,374
   Ratio of expenses to average net assets:
       Before expense waiver
         and reimbursement(3)<F50>                       1.51%*<F51>         1.54%                 1.45%               2.16%*<F51>
       After expense waiver
         and reimbursement(3)<F50>                       0.90%*<F51>         0.90%                 0.90%               0.90%*<F51>
   Ratio of net investment income
     to average net assets:
       Before expense waiver
         and reimbursement(3)<F50>                       1.54%*<F51>         1.22%                 1.32%               0.23%*<F51>
       After expense waiver
         and reimbursement(3)<F50>                       2.15%*<F51>         1.86%                 1.87%               1.49%*<F51>
   Portfolio turnover rate                               9.59%**<F52>       16.84%                23.85%               9.76%**<F52>

(1)<F48>  Commencement of operations.
(2)<F49> Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)<F50> Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
  *<F51>  Annualized.
 **<F52>  Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                         COUNTRY VP SHORT-TERM BOND FUND
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                                               FOR THE PERIOD
                                                    JUNE 30, 2006        YEAR ENDED            YEAR ENDED       11/17/03(1)<F53>
                                                     (UNAUDITED)      DECEMBER 31, 2005    DECEMBER 31, 2004    THROUGH 12/31/03
                                                  ----------------    -----------------    -----------------    ----------------
Net asset value, beginning of year                    $  9.81             $  9.93               $ 10.02             $ 10.00
                                                      -------             -------               -------             -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.17                0.26                  0.20                0.01
   Net realized and unrealized gain (loss)              (0.05)              (0.09)                (0.07)               0.02
                                                      -------             -------               -------             -------
       Total from investment operations                  0.12                0.17                  0.13                0.03
                                                      -------             -------               -------             -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.18)              (0.29)                (0.22)              (0.01)
   Distributions from capital gains                        --                  --                    --                  --
                                                      -------             -------               -------             -------
       Total distributions                              (0.18)              (0.29)                (0.22)              (0.01)
                                                      -------             -------               -------             -------
Net asset value, end of year                          $  9.75             $  9.81               $  9.93             $ 10.02
                                                      -------             -------               -------             -------
                                                      -------             -------               -------             -------
TOTAL INVESTMENT RETURN(2)<F54>                          1.19%**<F57>        1.79%                 1.35%               0.33%**<F57>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $15,022             $14,943               $14,946             $15,030
   Ratio of expenses to average net assets:
       Before expense waiver
         and reimbursement(3)<F55>                       1.23%*<F56>         1.25%                 1.13%               1.62%*<F56>
       After expense waiver
         and reimbursement(3)<F55>                       0.70%*<F56>         0.70%                 0.70%               0.70%*<F56>
   Ratio of net investment income
     to average net assets:
       Before expense waiver
         and reimbursement(3)<F55>                       2.92%*<F56>         2.16%                 1.59%               0.20%*<F56>
       After expense waiver
         and reimbursement(3)<F55>                       3.45%*<F56>         2.71%                 2.02%               1.12%*<F56>
   Portfolio turnover rate                              11.62%**<F57>       36.25%                45.57%               0.15%**<F57>

(1)<F53>  Commencement of operations.
(2)<F54> Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)<F55> Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
  *<F56>  Annualized.
 **<F57>  Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                               COUNTRY VP BOND FUND
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                                               FOR THE PERIOD
                                                    JUNE 30, 2006        YEAR ENDED            YEAR ENDED       11/17/03(1)<F58>
                                                     (UNAUDITED)      DECEMBER 31, 2005    DECEMBER 31, 2004    THROUGH 12/31/03
                                                  ----------------    -----------------    -----------------    ----------------
Net asset value, beginning of year                    $  9.84             $ 10.03               $ 10.01             $ 10.00
                                                      -------             -------               -------             -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.18                0.35                  0.29                0.02
   Net realized and unrealized gains (loss)             (0.26)              (0.17)                 0.05                0.01
                                                      -------             -------               -------             -------
       Total from investment operations                 (0.08)               0.18                  0.34                0.03
                                                      -------             -------               -------             -------
   LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.18)              (0.37)                (0.31)              (0.02)
   Distributions from capital gains                        --                  --                 (0.01)                 --
                                                      -------             -------               -------             -------
       Total distributions                              (0.18)              (0.37)                (0.32)              (0.02)
                                                      -------             -------               -------             -------
Net asset value, end of year                          $  9.58             $  9.84               $ 10.03             $ 10.01
                                                      -------             -------               -------             -------
                                                      -------             -------               -------             -------
TOTAL INVESTMENT RETURN(2)<F59>                         (0.77)%**<F62>       1.82%                 3.46%               0.35%**<F62>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $15,165             $15,465               $15,252             $15,011
   Ratio of expenses to average net assets:
       Before expense waiver
         and reimbursement(3)<F60>                       1.50%*<F61>         1.50%                 1.38%               1.90%*<F61>
       After expense waiver
         and reimbursement(3)<F60>                       0.70%*<F61>         0.70%                 0.70%               0.70%*<F61>
   Ratio of net investment income
     to average net assets:
       Before expense waiver
         and reimbursement(3)<F60>                       3.00%*<F61>         2.76%                 2.20%               0.86%*<F61>
       After expense waiver
         and reimbursement(3)<F60>                       3.80%*<F61>         3.56%                 2.88%               2.06%*<F61>
   Portfolio turnover rate                               7.15%**<F62>       18.36%                35.22%              11.30%**<F62>

(1)<F58>  Commencement of operations.
(2)<F59> Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)<F60> Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
  *<F61>  Annualized.
 **<F62>  Not annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2006 (unaudited)

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of nine funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain four of the nine Funds. The four VP Funds are as follows: COUNTRY VP Growth Fund ("VP Growth Fund"); COUNTRY VP Balanced Fund ("VP Balanced Fund"); COUNTRY VP Short-Term Bond Fund ("VP Short-Term Bond Fund"); and COUNTRY VP Bond Fund ("VP Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   (1) SECURITY VALUATION: Securities are valued at fair value. In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles ("GAAP").

   (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are charged to operations.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Balanced Fund, the VP Short-Term Bond Fund and the VP Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

NOTE (C) CAPITAL STOCK: At June 30, 2006, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

                                                   VP GROWTH FUND                                   VP BALANCED FUND
                                    -------------------------------------------       -------------------------------------------
                                     SIX MONTHS ENDED            YEAR ENDED            SIX MONTHS ENDED            YEAR ENDED
                                       JUNE 30, 2006          DECEMBER 31, 2005          JUNE 30, 2006          DECEMBER 31, 2005
                                     ----------------         -----------------        ----------------         -----------------
                                    SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                                    ------      ------       ------      ------       ------      ------       ------      ------
Shares sold                         24,402     $290,027      57,994     $653,902      15,539     $173,402      19,199     $208,426
Shares issued through
  reinvestment of dividends             --           --       2,070       23,854         383        4,235         385        4,176
Shares redeemed                     (8,905)    (105,496)     (8,889)     (99,859)     (2,624)     (29,294)       (413)      (4,463)
                                    ------     --------      ------     --------      ------     --------      ------     --------
Net increase in capital stock       15,497     $184,531      51,175     $577,897      13,298     $148,343      19,171     $208,139
                                    ------     --------      ------     --------      ------     --------      ------     --------
                                    ------     --------      ------     --------      ------     --------      ------     --------

                                               VP SHORT-TERM BOND FUND                                VP BOND FUND
                                    -------------------------------------------       -------------------------------------------
                                     SIX MONTHS ENDED            YEAR ENDED            SIX MONTHS ENDED            YEAR ENDED
                                       JUNE 30, 2006          DECEMBER 31, 2005          JUNE 30, 2006          DECEMBER 31, 2005
                                     ----------------         -----------------        ----------------         -----------------
                                    SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                                    ------      ------       ------      ------       ------      ------       ------      ------
Shares sold                         17,672     $173,262      19,009     $187,491      21,904     $214,281      57,531     $572,660
Shares issued through
  reinvestment of dividends            670        6,546         489        4,816       1,587       15,334       1,827       18,103
Shares redeemed                     (1,865)     (18,251)     (1,427)     (14,074)    (12,515)    (120,826)     (7,043)     (70,104)
                                    ------     --------      ------     --------      ------     --------      ------     --------
Net increase in capital stock       16,477     $161,557      18,071     $178,233      10,976     $108,789      52,315     $520,659
                                    ------     --------      ------     --------      ------     --------      ------     --------
                                    ------     --------      ------     --------      ------     --------      ------     --------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term securities for the six months ended June 30, 2006 were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
VP Growth Fund                          $1,159,948          $  895,212
VP Balanced Fund                        $  817,383          $1,123,519
VP Short-Term Bond Fund                 $1,438,711          $2,442,625
VP Bond Fund                            $1,464,942          $  618,842

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
VP Growth Fund                           $     --            $     --
VP Balanced Fund                         $195,723            $102,426
VP Short-Term Bond Fund                  $     --            $  2,955
VP Bond Fund                             $ 50,617            $451,146

NOTE (E) INCOME TAX INFORMATION: The following information for the COUNTRY Funds is presented on an income tax basis as of December 31, 2005:

At December 31, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                                       VP SHORT-TERM
                                               VP GROWTH FUND     VP BALANCED FUND       BOND FUND          VP BOND FUND
                                               --------------     ----------------     -------------        ------------
Cost of investments                              $10,906,800         $10,321,602         $15,091,851         $15,595,452
                                                 -----------         -----------         -----------         -----------
                                                 -----------         -----------         -----------         -----------
Gross unrealized appreciation                    $ 1,948,022         $ 1,206,316         $     6,403         $    41,928
Gross unrealized depreciation                       (441,682)           (329,144)           (216,917)           (251,581)
                                                 -----------         -----------         -----------         -----------
Net unrealized appreciation(depreciation)        $ 1,506,340         $   877,172         $  (210,514)        $  (209,653)
                                                 -----------         -----------         -----------         -----------
                                                 -----------         -----------         -----------         -----------
Undistributed ordinary income                    $        --         $        --         $       740         $       231
Undistributed long-term capital gains                    767              45,845                  --                  --
                                                 -----------         -----------         -----------         -----------
Total distributable earnings                     $       767         $    45,845         $       740         $       231
                                                 -----------         -----------         -----------         -----------
                                                 -----------         -----------         -----------         -----------
Other accumulated losses                         $        --         $        --         $   (81,580)        $   (47,448)
                                                 -----------         -----------         -----------         -----------
Total accumulated earnings(losses)               $ 1,507,107         $   923,017         $  (291,354)        $  (256,870)
                                                 -----------         -----------         -----------         -----------
                                                 -----------         -----------         -----------         -----------

The tax character of distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:

                              FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                    JUNE 30, 2006            DECEMBER 31, 2005
                              ------------------------       ------------------
VP GROWTH FUND
Ordinary income                       $     --                   $139,020
Long-term capital gain                      --                    200,715
                                      --------                   --------
                                      $     --                   $339,735
                                      --------                   --------
                                      --------                   --------

                              FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                    JUNE 30, 2006            DECEMBER 31, 2005
                              ------------------------       ------------------
VP BALANCED FUND
Ordinary income                       $122,665                   $213,068
Long-term capital gain                      --                     42,958
                                      --------                   --------
                                      $122,665                   $256,026
                                      --------                   --------
                                      --------                   --------

                              FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                    JUNE 30, 2006            DECEMBER 31, 2005
                              ------------------------       ------------------
VP SHORT-TERM BOND FUND
Ordinary income                       $269,765                   $447,061
Long-term capital gain                      --                         --
                                      --------                   --------
                                      $269,765                   $447,061
                                      --------                   --------
                                      --------                   --------

                              FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                    JUNE 30, 2006            DECEMBER 31, 2005
                              ------------------------       ------------------
VP BOND FUND
Ordinary income                       $292,353                   $572,068
Long-term capital gain                      --                         --
                                      --------                   --------
                                      $292,353                   $572,068
                                      --------                   --------
                                      --------                   --------

Capital loss carryovers and post-October loss deferrals as of December 31, 2005 were as follows:

                                                                                  CAPITAL LOSS
                                                            NET CAPITAL             CARRYOVER
                              POST-OCTOBER LOSSES       LOSS CARRYOVER*<F63>       EXPIRATION
                              -------------------       --------------------      ------------
VP Growth Fund                           --                         --                  --
VP Balanced Fund                         --                         --                  --
VP Short-Term Bond Fund                  --                    $30,335                2012
                                     $8,649                    $42,447                2013
VP Bond Fund                         $2,512                    $44,936                2013

*<F63> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
VP Growth Fund 0.75%; VP Balanced Fund 0.75%; VP Short-Term Bond Fund 0.50%; and VP Bond Fund 0.75%. Effective July 1, 2006 the advisor fee for the VP Bond Fund was reduced to 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund, VP Balanced Fund, VP Short-Term Bond Fund and VP Bond Fund for the six months ended June 30, 2006 were: $1,340, $1,486, $1,790, and $2,023, respectively.

The Advisor agreed to reduce its fees and reimburse the VP Growth Fund and the VP Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the VP Short-Term Bond Fund and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.

Investment advisory fees for the six months ended June 30, 2006, were as follows:

                                                                  EXPENSES
                                                                 WAIVED AND
                                ADVISORY      ADVISORY           REIMBURSED
                                  RATE           FEE          BY ADVISOR*<F64>
                                --------      --------        ----------------
VP Growth Fund                   0.75%         $47,773            $33,399
VP Balance Fund                  0.75%         $42,655            $33,225
VP Short-Term Bond Fund          0.50%         $37,274            $38,089
VP Bond Fund                     0.75%         $57,158            $58,604

*<F64>  Excludes waiver of custody fees.

At June 30, 2006, 91.2% of the shares outstanding of the VP Growth Fund, 96.2% of the shares outstanding of the VP Balanced Fund, 97.4% of the shares outstanding of the VP Short-Term Bond Fund, and 94.7% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Total legal expenses amounted to $2,087, $1,910, $2,559, and $2,630, for the VP Growth Fund, VP Balanced Fund, VP Short-Term Bond Fund, and VP Bond Fund, respectively. Legal fees are included in professional fees in the Statement of Operations. Certain other officers of the Trust are also officers of the Advisor. Trustees affiliated with the Advisor receive no compensation from the Funds.

NOTE (G): FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE (H) SUBSEQUENT EVENT: At a meeting of the Board of Trustees of the Trust held on June 29, 2006, the Board has voted to close COUNTRY VP Balanced Fund and COUNTRY VP Short-Term Bond Fund (the "Funds") to new investments by existing shareholders and will not accept investments from additional shareholders, effective July 31, 2006 (other than reinvestment of dividends and distributions), and adopted a plan to terminate and liquidate the Funds on or before August 31, 2007 (the "Liquidation Date") dependent upon the appropriate related Securities and Exchange Commission approval of the Application for Substitution Relief of the COUNTRY Investors Variable Life Account and COUNTRY Investors Variable Annuity Account (the "Variable Accounts").

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2006 will be available after August 31, 2006 on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning with the Funds' fiscal quarter ended September 30, 2004, the Funds filed their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q are available on the SEC's website at www.sec.gov and
                                                                 -----------
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

COUNTRY MUTUAL FUNDS TRUST
COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

BOARD OF TRUSTEES
Philip T. Nelson
William G. Beeler
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Leland A. Strom
Robert W. Weldon

OFFICERS
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer

INVESTMENT ADVISOR
COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR
COUNTRY Capital Management Company
Bloomington, Illinois

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, Illinois

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)

                                                              F30-113-06 (08/06)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   ----------------------------------------------

     By (Signature and Title) /s/ Philip T. Nelson
                              -----------------------------------
                              Philip T. Nelson, President

     Date         08/22/2006
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Philip T. Nelson
                              -----------------------------------
                              Philip T. Nelson, President

     Date         08/22/2006
            -----------------------------------------------------

     By (Signature and Title) /s/ Kurt F. Bock
                              -----------------------------------
                               Kurt F. Bock, Treasurer

     Date         08/22/2006
            -----------------------------------------------------